Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Net Unrealized Gains (Losses) on Open Contracts and Longest Contract Maturities
Spectrum Technical
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(512,622)	$123,044	$(389,578)	Dec. 2018	Apr. 2016
2014	3,637,757	432,710	4,070,467	Mar. 2018	Jun. 2015

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Net Unrealized Gains (Losses) on Open Contracts and Longest Contract Maturities

The net unrealized gains (losses) on open contracts at December 31, 2015 and 2014, respectively, reported as a component of “Equity in trading account” in the Statements of Financial Condition of Spectrum Select and Spectrum Technical, and their longest contract maturities were as follows:

Spectrum Select

	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded

2015	$1,185,590	$257,677	$1,443,267	Mar. 2018	Mar. 2016
2014	5,966,628	495,854	6,462,482	Mar. 2019	Mar. 2015